DEBT (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
DEBT
Current		$ 45,000
Non-current	$ 88,350	100,795
Total	88,350	145,795
Credit Facility
DEBT
Current		22,200
Non-current		100,795
Total		122,995
Revolving Facility
DEBT
Non-current	88,350
Total	$ 88,350
Fresnillo obligation
DEBT
Current		22,800
Total		$ 22,800